REGULATORY REQUIREMENT (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
REGULATORY REQUIREMENT
Net Capital	$ 633,373,460	$ 484,616,278
Requirement	85,285,990	50,877,264
Excess Net Capital	548,087,470	433,739,014
TradeUp Securities
REGULATORY REQUIREMENT
Net Capital	253,654,596	204,825,441
Requirement	25,843,328	22,789,455
Excess Net Capital	227,811,268	182,035,986
Tiger Brokers SG
REGULATORY REQUIREMENT
Net Capital	262,485,542	205,992,868
Requirement	21,130,762	15,895,481
Excess Net Capital	241,354,780	190,097,387
Tiger Brokers HK
REGULATORY REQUIREMENT
Net Capital	87,921,190	58,838,395
Requirement	34,147,598	11,686,213
Excess Net Capital	53,773,592	47,152,182
US Tiger Securities
REGULATORY REQUIREMENT
Net Capital	12,915,603	10,731,914
Requirement	250,000	250,000
Excess Net Capital	12,665,603	10,481,914
TBAU
REGULATORY REQUIREMENT
Net Capital	10,088,794	4,227,660
Requirement	3,334,445	256,115
Excess Net Capital	6,754,349	$ 3,971,545
Tiger Fund Management
REGULATORY REQUIREMENT
Net Capital	1,571,184
Requirement	194,416
Excess Net Capital	1,376,767
YAX HK
REGULATORY REQUIREMENT
Net Capital	4,736,551
Requirement	385,441
Excess Net Capital	$ 4,351,111